Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of adjusted EBITDA to operating profit
Adjusted EBITDAaL	€ 14,665	€ 15,208	€ 14,386
Restructuring costs	(587)	(346)	(356)
Interest on lease liabilities	436	398	374
Loss on disposal of property, plant & equipment and intangible assets	(36)	(28)	(30)
Depreciation and amortisation on owned assets	(9,649)	(9,858)	(10,187)
Share of results of equity accounted associates and joint ventures	433	389	374
Impairment losses	(64)	0
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Investment income	248	254	245
Financing costs	(1,728)	(1,964)	(1,027)
Profit before taxation	€ 12,816	4,103	4,347
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Reconciliation of adjusted EBITDA to operating profit
Share of results of equity accounted associates and joint ventures		178	32
Other income		(29)
Operating profit		149	32
Investment income		€ 0	€ (85)